Earnings per share - Additional information (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Earnings per share [line items]
Diluted earnings per share (in dollars per share)	$ 2.25	$ 0.52	[1]	$ (0.57)	[1]
Long term incentive plan 2015
Earnings per share [line items]
Anti-dilutive securities excluded (in shares)	236,590	236,590		236,590
Long term incentive plan 2019
Earnings per share [line items]
Dilutive effect of share options on number of ordinary shares	12,696

[1]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.